Business Combinations	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Business Combination

6. BUSINESS COMBINATIONS

Acquisition of ICE HK and its affiliate

In May 2010, the Group acquired 100% of the equity interests in ICE HK and its subsidiary and VIE (collectively, the “ICE Group”), which are engaged in online games development and operations in China, for cash consideration of $7.0 million. Since Changyou has unilateral control of the ICE Group as a result of Changyou’s control of 100% of the voting equity interests of the ICE Group, the Company began to consolidate the ICE Group’s financial statements commencing with the acquisition. The Company views the acquisition of the ICE Group as an integral piece of the Company’s strategy to expand its online game business in China.

The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values on the acquisition date was as follows:

As of May 31, 2010 (in thousands)
Tangible assets acquired	$4,091
Game under development	769
Other identifiable intangible assets acquired	252

Goodwill	10,258
Liabilities assumed	(8,370)

Total	$7,000

The excess of the purchase price over the tangible assets, identifiable intangible assets (mainly registered game players and game operating platform) and games under development acquired and liabilities assumed was recorded as goodwill relating to the online game segment. Charges for impairment of acquired intangible assets for the years ended December 31, 2010, 2011 and 2012 were $nil, $nil, $1.1 million, respectively. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. As of December 31, 2012, no measurement period adjustment had been recorded.

Prior to the acquisition, the ICE Group did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of the ICE Group for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group, the Company did not consider the ICE Group on its own to be material to the Group by comparing the ICE Group and the Group’s most recent annual performance prior to the acquisition. Thus the Company’s management believes the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is not necessary.

Other identifiable intangible assets acquired upon consolidation mainly include game operating platform of $221,000, and registered game players of $31,000, which have an estimated weighted average useful life of two years. Total goodwill of $10.3 million primarily represents the expected synergies from combining operations of the Company and ICE Group, which are complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Acquisition of Shanghai Jingmao and its affiliate

In May 2010, in order to diversify the Group’s marketing channels for its games, the Group acquired 50% of the equity interests in each of Shanghai Jingmao and its affiliate, which are primarily engaged in the cinema advertising business in China. The investment was accounted for under the equity method of accounting due to the group’s inability to control Shanghai Jingmao. In January 2011, the Group acquired the remaining 50% of the equity interests in each of Shanghai Jingmao and its affiliate for total consideration of approximately $3.0 million. Payments for $1.0 million of the total consideration are contingent upon occurrence of certain specified events and management considers the possibility of the Group making gains due to the non-occurrence of the specified events to be remote. With unilateral control of 100% of the voting equity interests of Shanghai Jingmao and its affiliate, the Company started to consolidate Shanghai Jingmao and its affiliate’s financial statements on February 1, 2011. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair values was as follows:

As of February 1, 2011 (in thousands)
Fair value of previously held 50% equity interests	$2,704
Consideration for the remaining 50% equity interests	3,036

Total consideration	5,740

Tangible assets	9,514
Identifiable intangible assets acquired	10,101
Goodwill	5,147
Liabilities assumed	(19,022)

Total	$5,740

In accordance with ASC805 in a business combination achieved in stages, the Group re-measured its previously held equity interests in Shanghai Jingmao and its affiliate as at their acquisition-date fair value using the discounted cash flow method and recognized a total loss of $613,000 in other expenses in the first quarter of 2011. The Group hired an independent valuation firm to perform fair valuation of the previously held equity interests in Shanghai Jingmao and its affiliate upon the acquisition date.

The excess of the purchase price over tangible assets, identifiable intangible assets acquired, and liabilities assumed was recorded as goodwill relating to the others business segment. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. As of December 31, 2012, no measurement period adjustment had been recorded.

Prior to the acquisition, Shanghai Jingmao and its affiliate did not prepare financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of Shanghai Jingmao and its affiliate for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group, the Company did not consider Shanghai Jingmao and its affiliate on their own to be material to the Group by comparing Shanghai Jingmao and its affiliate and the Group’s most recent annual performance prior to the acquisition. Thus the Company’s management believes the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is not necessary.

Total identifiable intangible assets acquired upon acquisition mainly include cinema advertising slot rights of $8,330,000, partnership relationship of $1,035,000, trade name of $502,000, non-compete agreement of $126,000, and customer list of $108,000. Except for trade name, which is expected to have an indefinite useful life, other identifiable intangible assets acquired have an estimated average weighted useful life of two years. Under ASC350, intangible assets with an indefinite useful life are not amortized and their remaining useful life is evaluated at each reporting period to determine whether events and circumstances continue to support an indefinite life. Charges for acquired intangible assets for the years ended December 31, 2010, 2011 and 2012 were $nil, $0.2 million, and $1.2 million respectively. Goodwill primarily represents the expected synergies from combining operations of Shanghai Jingmao and its affiliate with those of the Group, which are complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes. For the year ended December 31, 2011, a full impairment loss of $5.2 million on Shanghai Jingmao’s goodwill was recognized (See Note 13).

Acquisition of 7Road

On May 11, 2011, the Group acquired 68.258% of the equity interests of Shenzhen 7Road for fixed cash consideration of approximately $68.26 million, plus additional variable cash consideration of up to a maximum of $32.76 million that is contingent upon the achievement of specified performance milestones through December 31, 2012. Shenzhen 7Road is primarily engaged in Web game operations, through third party joint operators, and development. The Company began to consolidate Shenzhen 7Road’s financial statements on June 1, 2011. The purpose of the acquisition was to accelerate the Group’s position in China’s online games industry and add a new category of games to the Group’s growing product portfolio. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

As of June 1, 2011 (in thousands)
Cash consideration	$68,258
Contingent consideration	28,051

Total consideration	96,309

Receivables	7,440
Other tangible assets	22,213
Completed game	20,837
Games under development	3,561
Other identifiable intangible assets acquired	986
Goodwill	103,366
Liabilities assumed	(8,983)
Fair value of non-controlling interest and put option	(53,111)

Total	$96,309

The excess of the purchase price over tangible assets, identifiable intangible assets acquired, and liabilities assumed was recorded as goodwill relating to the online game segment. Charges for impairment of acquired intangible assets for the years ended December 31, 2010, 2011 and 2012 were $nil, $nil, $0.6 million, respectively. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. As of December 31, 2012, no measurement period adjustment had been recorded.

Prior to the acquisition, Shenzhen 7Road did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of Shenzhen 7Road for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group, the Company did not consider Shenzhen 7Road on its own to be material to the Group by comparing Shenzhen 7Road and the Group’s most recent annual performance prior to the acquisition. Thus the Company’s management believes the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is not necessary.

The fair value of non-controlling interest in Shenzhen 7Road has been determined mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration other factors, as appropriate. If Shenzhen 7Road achieves specified performance milestones and 7Road (after 7Road Reorganization) does not complete an initial public offering on NASDAQ, the New York Stock Exchange or The Stock Exchange of Hong Kong, the non-controlling shareholders will have the right to put their equity interests in 7Road to the Group at a predetermined price agreed upon at the acquisition date (“the put option”). In accordance with ASC480, the Company measured this non-controlling interest and a put option at their acquisition-date fair value. An independent valuation firm was hired to determine the fair value upon the acquisition date.

The agreement for the acquisition of Shenzhen 7Road includes a contingent consideration arrangement that requires additional consideration to be paid by the Group based on the financial performance of Shenzhen 7Road over a period through December 31, 2012. The range of the undiscounted amounts the Company could pay under the contingent consideration provisions of the agreement was between nil and $32.76 million. The fair value of the contingent consideration recognized on the acquisition date of $28.05 million was estimated by an independent valuation firm, with the income approach applied. There are no indemnification assets involved. As of the end of 2012, 7Road had exceeded the financial performance milestones and as a result changes in fair value of the contingent consideration of $2.2 million were recognized in other expense for the year ended December 31, 2012. Total identifiable intangible assets acquired upon acquisition mainly include completed game, games under development and other identifiable intangible assets acquired, including non-compete agreement of $179,000, and relationship with operators of $807,000. The games under development will be subject to amortization after completion. Completed game and other identifiable intangible assets acquired are amortized over an estimated average weighted useful life of five years. Total goodwill of $103.4 million primarily represents the expected synergies from combining operations of Shenzhen 7Road with those of the Group, which are expected to be complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Acquisition of the 17173 Business

On December 15, 2011, the Group completed the acquisition from Sohu of certain assets and business operations associated with the 17173 Business for fixed cash consideration of approximately $162.5 million. Under the acquisition agreement, the net profit of $1.3 million generated from the Group’s operation of the 17173 Business during the Transition Period from December 16, 2011 through December 31, 2011 was for the benefit of Sohu. The Company accounted for this $1.3 million as part of the consideration for the acquisition. Since Changyou and the 17173 Business were controlled by Sohu both before and after the acquisition, this transaction was accounted for as a business combination under common control by Sohu. Therefore, in accordance with ASC subtopic 805-50, the consolidated financial statements of the Company include the acquired assets and liabilities of the 17173 Business at their historical carrying amounts of approximately $22.0 million. In addition, the Group’s consolidated financial statements as of and for the years ended December 31, 2010 and 2011 have been prepared as if the current corporate structure had been in existence throughout the periods presented and the Group’s consolidated financial statements as of and for the year ended December 31, 2010, have been restated accordingly. The excess of the purchase price over the historical carrying amount of the acquired assets and liabilities was deemed to be a dividend distribution to Sohu.

The allocation of the consideration of the assets acquired and liabilities assumed based on their historical carrying amounts was as follows:

As of December 31, 2011 (in thousands)
Cash consideration	$162,500
Net profit for the Transition Period	1,284

Total consideration	163,784

Inventory	534
Fixed assets	2,737
Intangible assets	632
Goodwill	17,885
Deemed dividend to Sohu	141,996

Total	$163,784

Changyou and Sohu separately entered into a services agreement and an online links and advertising agreement (collectively, the “Services and Advertising Agreements”), pursuant to which Sohu provide links and advertising space and technical support to the Company, including the provision and maintenance of user log-in, information management and virtual currency payment systems the 17173 Business. The Services and Advertising Agreements provide for a term of twenty-five years for the virtual currency payment system services, and an initial term of three years for all the other relevant services and links and advertising space, and involve aggregate fees to Sohu of approximately $30 million. Under the Services and Advertising Agreements, the Company may renew certain rights for a subsequent term of twenty-two years, and may obtain a perpetual software license in respect of the information management system and the user log-in system following the expiration of the three-year term, subject to the Company’s payment to Sohu of additional fees of up to approximately $5 million in the aggregate.